Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Common Stock [Member]		Series B Convertible Preferred Stock [Member]		Series C Convertible Preferred Stock [Member]		Additional Paid-in Capital [Member]	Accumulated Deficit [Member]		Series D Preferred Stock [Member]		Total
Balance at Dec. 31, 2017		[1]		[1]		[1]	$ 143,079	$ (140,352)			[1]	$ 2,727
Balance, shares at Dec. 31, 2017	30,106		27,075		741,651					750
Net loss								(7,240)				(7,240)
Issuance of common shares, warrants, pre-funded warrants and exercise of pre-funded warrants, net of issuance costs		[1]					15,827					15,827
Issuance of common shares, warrants, pre-funded warrants and exercise of pre-funded warrants, net of issuance costs, shares	711,777
Redemption of Series D Preferred Stock							(750)				[1]	(750)
Redemption of Series D Preferred Stock, shares										(750)
Conversion of Series B Convertible Preferred Stock to common shares		[1]		[1]			274					274
Conversion of Series B Convertible Preferred Stock to common shares, shares	1,613		(9,772)
Classification of Series C Convertible Preferred Stock						[1]	(3,200)					(3,200)
Classification of Series C Convertible Preferred Stock, shares					(353,792)
Conversion of Series C Convertible Preferred Stock to common shares		[1]				[1]	936					936
Conversion of Series C Convertible Preferred Stock to common shares, shares	22,896				(326,436)
Exercise of Unit Purchase Option		[1]					557					557
Exercise of Unit Purchase Option, shares	2,229
Accretion of redeemable preferred shares							(438)					(438)
Share-based compensation related to restricted stock, restricted stock units and stock options award, net of forfeitures of shares		[1]					70					70
Share-based compensation related to restricted stock, restricted stock units and stock options award, net of forfeitures of shares, shares	(6)
Balance at Dec. 31, 2018		[1]		[1]		[1]	156,355	(147,592)			[1]	8,763
Balance, shares at Dec. 31, 2018	768,615		17,303		61,423
Net loss								(7,483)				(7,483)
Issuance of common shares, warrants, pre-funded warrants and exercise of pre-funded warrants, net of issuance costs		[1]					6,331					6,331
Issuance of common shares, warrants, pre-funded warrants and exercise of pre-funded warrants, net of issuance costs, shares	2,588,828
Conversion of Series C Convertible Preferred Stock to common shares		[1]				[1]							[1]
Conversion of Series C Convertible Preferred Stock to common shares, shares	29,728				(24,554)
Share-based compensation related to restricted stock, restricted stock units and stock options award, net of forfeitures of shares		[1]					285					285
Share-based compensation related to restricted stock, restricted stock units and stock options award, net of forfeitures of shares, shares	69,744
Balance at Sep. 30, 2019		[1]		[1]		[1]	162,971	(155,075)				7,896
Balance, shares at Sep. 30, 2019	3,456,915		17,303		36,869
Balance at Dec. 31, 2018		[1]		[1]		[1]	156,355	(147,592)			[1]	8,763
Balance, shares at Dec. 31, 2018	768,615		17,303		61,423
Net loss								(10,040)				(10,040)
Issuance of common shares, warrants, pre-funded warrants and exercise of pre-funded warrants, net of issuance costs		[1]					6,335					6,335
Issuance of common shares, warrants, pre-funded warrants and exercise of pre-funded warrants, net of issuance costs, shares	3,039,161
Conversion of Series C Convertible Preferred Stock to common shares		[1]				[1]			[1]
Conversion of Series C Convertible Preferred Stock to common shares, shares	38,614				(27,053)
Share-based compensation related to restricted stock, restricted stock units and stock options award, net of forfeitures of shares		[1]					325					325
Share-based compensation related to restricted stock, restricted stock units and stock options award, net of forfeitures of shares, shares	69,744
Balance at Dec. 31, 2019		[1]		[1]		[1]	163,015	(157,632)				5,383
Balance, shares at Dec. 31, 2019	3,916,134		17,303		34,370
Balance at Jun. 30, 2019		[1]		[1]		[1]	158,579	(153,005)				5,574
Balance, shares at Jun. 30, 2019	1,397,133		17,303		38,806
Net loss								(2,070)				(2,070)
Issuance of common shares, warrants, pre-funded warrants and exercise of pre-funded warrants, net of issuance costs		[1]					4,285					4,285
Issuance of common shares, warrants, pre-funded warrants and exercise of pre-funded warrants, net of issuance costs, shares	2,057,444
Conversion of Series C Convertible Preferred Stock to common shares		[1]				[1]							[1]
Conversion of Series C Convertible Preferred Stock to common shares, shares	2,480				(1,937)
Share-based compensation related to restricted stock, restricted stock units and stock options award, net of forfeitures of shares		[1]					107					107
Share-based compensation related to restricted stock, restricted stock units and stock options award, net of forfeitures of shares, shares	(142)
Balance at Sep. 30, 2019		[1]		[1]		[1]	162,971	(155,075)				7,896
Balance, shares at Sep. 30, 2019	3,456,915		17,303		36,869
Balance at Dec. 31, 2019		[1]		[1]		[1]	163,015	(157,632)				5,383
Balance, shares at Dec. 31, 2019	3,916,134		17,303		34,370
Net loss								(6,691)				(6,691)
Conversion of Series C Convertible Preferred Stock to common shares		[1]				[1]							[1]
Conversion of Series C Convertible Preferred Stock to common shares, shares	372,173				(32,027)
Exercise of Unit Purchase Option							82					82
Exercise of Unit Purchase Option, shares	253,587
Share-based compensation related to restricted stock, restricted stock units and stock options award, net of forfeitures of shares		[1]					261					261
Share-based compensation related to restricted stock, restricted stock units and stock options award, net of forfeitures of shares, shares	2,067,032
Exercise of pre-funded warrants	$ 2						16					18
Exercise of pre-funded warrants, shares	14,856,400
Settlement of restricted stock units in shares of common stock		[1]											[1]
Settlement of restricted stock units in shares of common stock, shares	165,000
Issuance of common shares, including at the market offering net of issuance costs	$ 1						10,808					10,809
Issuance of common shares, including at the market offering net of issuance costs, shares	11,562,202
Exercise of Warrants F		[1]					1,418					1,418
Exercise of Warrants F, shares	2,866,600
Balance at Sep. 30, 2020	$ 3			[1]		[1]	175,600	(164,323)				11,280
Balance, shares at Sep. 30, 2020	36,059,128		17,303		2,343
Balance at Jun. 30, 2020	$ 3			[1]		[1]	175,301	(162,090)				13,214
Balance, shares at Jun. 30, 2020	33,358,994		17,303		2,343
Net loss								(2,233)				(2,233)
Share-based compensation related to restricted stock, restricted stock units and stock options award, net of forfeitures of shares		[1]					141					141
Share-based compensation related to restricted stock, restricted stock units and stock options award, net of forfeitures of shares, shares	2,107,032
Issuance of common shares, including at the market offering net of issuance costs		[1]					158					158
Issuance of common shares, including at the market offering net of issuance costs, shares	593,102
Balance at Sep. 30, 2020	$ 3			[1]		[1]	$ 175,600	$ (164,323)				$ 11,280
Balance, shares at Sep. 30, 2020	36,059,128		17,303		2,343

[1]	Represents an amount less than $1 thousand